Property and Equipment and Investment Properties (Tables)	12 Months Ended
Dec. 31, 2025
Disclosure Of Property Plant And Equipment And Investment Property [Abstract]
Disclosure Of Detailed Information About Property Plant And Equipment Explanatory
14.1.1 Details of property and equipment as of December 31, 2024 and 2025, are as follows:

(In millions of Korean won)	December 31, 2024
	Acquisition cost		Accumulated depreciation		Accumulated impairment losses		Carrying amount
Land	￦	2,471,259	￦	—	￦	(4)	￦	2,471,255
Buildings		2,481,041		(962,953)		(5,746)		1,512,342
Leasehold improvements		1,107,922		(1,025,640)		—		82,282
Equipment and vehicles		2,148,574		(1,850,044)		—		298,530
Construction in-progress		65,941		—		—		65,941
Right-of-use assets		2,241,126		(1,280,489)		(972)		959,665

	￦	10,515,863	￦	(5,119,126)	￦	(6,722)	￦	5,390,015

(In millions of Korean won)	December 31, 2025
	Acquisition cost		Accumulated depreciation		Accumulated impairment losses		Carrying amount
Land	￦	2,294,337	￦	—	￦	(4)	￦	2,294,333
Buildings		2,555,740		(989,391)		(5,746)		1,560,603
Leasehold improvements		1,136,679		(1,065,888)		—		70,791
Equipment and vehicles		2,191,181		(1,885,832)		—		305,349
Construction in-progress		30,924		—		—		30,924
Right-of-use assets		2,344,415		(1,471,642)		(972)		871,801

	￦	10,553,276	￦	(5,412,753)	￦	(6,722)	￦	5,133,801

14.1.2 Changes in property and equipment for the years ended December 31, 2024 and 2025, are as follows:
(In millions of Korean won)

	2024
	Beginning		Acquisition		Transfer 1		Disposal		Depreciation 2		Others		Ending

Land	￦	2,442,182	￦	66	￦	15,892	￦	(806)	￦	—	￦	13,921	￦	2,471,255
Buildings		1,543,808		6,229		31,602		(3,498)		(68,707)		2,908		1,512,342
Leasehold improvements		76,030		17,211		39,857		(710)		(51,790)		1,684		82,282
Equipment and vehicles		252,992		153,309		16,972		(1,933)		(139,788)		16,978		298,530
Construction in-progress		56,971		124,419		(114,761)		(1,402)		—		714		65,941
Right-of-use assets		573,716		1,285,013		(12,759)		(552,340)		(360,401)		26,436		959,665

	￦	4,945,699	￦	1,586,247	￦	(23,197)	￦	(560,689)	￦	(620,686)	￦	62,641	￦	5,390,015

(In millions of Korean won)

	2025
	Beginning		Acquisition		Transfer 1		Disposal		Depreciation 2		Others		Ending

Land	￦	2,471,255	￦	2,247	￦	(149,318)	￦	(19,548)	￦	—	￦	(10,303)	￦	2,294,333
Buildings		1,512,342		25,316		93,753		(1,444)		(69,749)		385		1,560,603
Leasehold improvements		82,282		12,536		25,222		(389)		(48,021)		(839)		70,791
Equipment and vehicles		298,530		151,423		5,405		(250)		(147,237)		(2,522)		305,349
Construction in-progress		65,941		142,017		(175,212)		(2,635)		—		813		30,924
Right-of-use assets		959,665		379,219		(15,800)		(69,975)		(378,022)		(3,286)		871,801

	￦	5,390,015	￦	712,758	￦	(215,950)	￦	(94,241)	￦	(643,029)	￦	(15,752)	￦	5,133,801

1	Includes transfers with investment properties and assets held for sale.
2
Includes depreciation expenses amounting to ￦ 65,452 million and ￦ 67,770 million recorded as insurance service expenses, other operating expenses and others for the years ended December 31, 2024 and 2025, respectively.

14.1.3 Changes in accumulated impairment losses of property and equipment for the years ended December 31, 2024 and 2025, are as follows:

(In millions of Korean won)	2024
	Beginning	Impairment	Reversal		Disposal and others		Ending
Accumulated impairment losses of property and equipment	￦ (5,751)	￦ (971)	￦	—	￦	—	￦ (6,722)

(In millions of Korean won)	2025
	Beginning	Impairment	Reversal		Disposal and others		Ending
Accumulated impairment losses of property and equipment	￦ (6,722)	￦ (627)	￦	—	￦	627	￦ (6,722)

Disclosure Of Detailed Information About Investment Property Explanatory
14.2.1 Details of investment properties as of December 31, 2024 and 2025, are as follows:

(In millions of Korean won)	December 31, 2024
	Acquisition cost		Accumulated depreciation		Accumulated impairment losses		Carrying amount
Land	￦	1,990,096	￦	—	￦	(13,226)	￦	1,976,870
Buildings		1,998,943		(186,500)		(30,137)		1,782,306

	￦	3,989,039	￦	(186,500)	￦	(43,363)	￦	3,759,176

(In millions of Korean won)	December 31, 2025
	Acquisition cost		Accumulated depreciation		Accumulated impairment losses		Carrying amount
Land	￦	1,866,468	￦	—	￦	(50,024)	￦	1,816,444
Buildings		1,696,772		(176,140)		(112,896)		1,407,736

	￦	3,563,240	￦	(176,140)	￦	(162,920)	￦	3,224,180

14.2.3 Changes in investment properties for the years ended December 31, 2024 and 2025, are as follows:
(In millions of Korean won)

	2024
	Beginning		Acquisition		Transfer*		Disposal		Depreciation		Others		Ending
Land	￦	2,236,544	￦	48,931	￦	2,792	￦	(324,787)	￦	—	￦	13,390	￦	1,976,870
Buildings		1,873,240		39,825		10,084		(118,174)		(50,426)		27,757		1,782,306

	￦	4,109,784	￦	88,756	￦	12,876	￦	(442,961)	￦	(50,426)	￦	41,147	￦	3,759,176

(In millions of Korean won)

	2025
	Beginning		Acquisition		Transfer*		Disposal		Depreciation		Others		Ending
Land	￦	1,976,870	￦	73,455	￦	9,998	￦	(221,627)	￦	—	￦	(22,252)	￦	1,816,444
Buildings		1,782,306		110,048		3,186		(188,514)		(47,150)		(252,140)		1,407,736

	￦	3,759,176	￦	183,503	￦	13,184	￦	(410,141)	￦	(47,150)	￦	(274,392)	￦	3,224,180

*	Includes transfers with property and equipment and assets held for sale.

Schedule Of Fair Value Of Investment Property
14.2.2 Valuation techniques and inputs used to measure the fair value of investment properties as of December 31, 2025, are as follows:

(In millions of Korean won)	December 31, 2025
	Fair value		Valuation techniques	Inputs

Land and buildings	￦	268,459	Cost approach method	- Officially assessed value - Replacement cost
		2,291,991	Market comparison method	- Price per square meter
		1,431,108	Discounted cash flow method	- Prospective rental market growth rate - Period of vacancy - Rental ratio - Discount rate and others
Fair value of investment properties amounts to ￦
3,276,822
million and ￦
3,991,558 million as of December 31, 2024 and 2025, respectively. Investment properties are measured by qualified independent appraisers with recent experience in valuing similar properties in the same area. In addition, all investment properties are classified as Level 3 in accordance with fair value hierarchy in Note 6.1.2.
Rental income from above investment properties amounts to ￦
147,151
million and ￦
190,077 million for the years ended December 31, 2024 and 2025, respectively.